Consolidated Statements of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Non-interest revenues
Discount revenue	$ 16,734		$ 14,880		$ 13,202
Net card fees	2,183		2,102		2,151
Travel commissions and fees	1,971		1,773		1,591
Other commissions and fees	2,269		2,031		1,778
Securitization income, net	0		0		400
Other revenue	2,164		1,927		2,090
Total non-interest revenues	25,321		22,713		21,212
Interest income
Interest and fees on loans	6,537		6,783		4,468
Interest and dividends on investment securities	327		443		804
Deposits with banks and other	97		66		59
Total interest income	6,961		7,292		5,331
Interest expense
Deposits	528		546		425
Short-term borrowings	11		3		37
Long-term debt and other	1,781		1,874		1,745
Total interest expense	2,320		2,423		2,207
Net interest income	4,641		4,869		3,124
Total revenues net of interest expense	29,962		27,582		24,336
Provisions for losses
Charge card	770		595		857
Cardmember loans	253		1,527		4,266
Other	89		85		190
Total provisions for losses	1,112		2,207		5,313
Total revenues net of interest expense after provisions for losses	28,850		25,375		19,023
Expenses
Marketing, promotion, rewards and cardmember services	9,930		8,738		6,563
Salaries and employee benefits	6,252		5,566		5,080
Professional services	2,951		2,806		2,408
Other	2,761		2,301		2,131
Total	21,894		19,411		16,182
Pretax income (loss) from continuing operations	6,956		5,964		2,841
Income tax provision	2,057		1,907		704
Income from continuing operations	4,899		4,057		2,137
Loss from discontinued operations, net of tax	36		0		(7)
Net income	$ 4,935		$ 4,057		$ 2,130
Earnings Per Share, Basic [Abstract]
Income from continuing operations attributable to common shareholders	$ 4.11	[1]	$ 3.37	[1]	$ 1.55	[1]
Loss from discontinued operations, net of tax	$ 0.03		$ 0		$ (0.01)
Net income attributable to common shareholders	$ 4.14	[1]	$ 3.37	[1]	$ 1.54	[1]
Earnings Per Share, Diluted [Abstract]
Income from continuing operations attributable to common shareholders	$ 4.09	[1]	$ 3.35	[1]	$ 1.54	[1]
Loss from discontinued operations, net of tax	$ 0.03		$ 0		$ 0
Net income attributable to common shareholders	$ 4.12	[1]	$ 3.35	[1]	$ 1.54	[1]
Average common shares outstanding for earnings per common share:
Basic	1,178		1,188		1,168
Diluted	1,184		1,195		1,171

[1]	Represents income from continuing operations or net income, as applicable, less (i) accelerated preferred dividend accretion of $212 million for the year ended December 31, 2009 due to the repurchase of $3.39 billion of preferred shares issued as part of the Capital Purchase Program, (ii) preferred share dividends and related accretion of $94 million for the year ended December 31, 2009 and (iii) earnings allocated to participating share awards and other items of $58 million, $51 million and $22 million for the years ended December 31, 2011, 2010 and 2009, respectively.